Segment information and geographic data (Tables)	12 Months Ended
Dec. 31, 2025
Segment information and geographic data
Schedule of intersegment sales and transfers

12 months ended December 31,	2025			2024
USD’000	Semiconductors	ASIC	Total	Semiconductors	ASIC	Total
Revenue from external customers	14,651	3,601	18,252	10,981	—	10,981
Intersegment revenue		444	444		—	—
	14,651	4,045	18,696	10,981	—	10,981

Reconciliation of revenue
Elimination of intersegment revenue		(444)	(444)			—
Other revenue[2]			1,037			894
Total consolidated revenue			19,289			11,875

Less:[1]
Cost of revenue	9,203	419	9,622	7,253	—	7,253
Segment gross profit	5,448	3,182	8,630	3,728	—	3,728

Less:[1]
Total operating expenses	17,737	5,022	22,759	12,845	—	12,845
Other segment items	1,269	(240)	1,029	(109)	—	(109)
Segment profit /(loss) before income taxes	(13,558)	(1,600)	(15,158)	(9,008)	—	(9,008)

Reconciliation of profit or loss (segment profit / (loss))
Other profit or loss[2]			(23,053)			(19,849)
Elimination of intersegment profits			—			—
Loss before income tax expense			(38,211)			(28,857)

Other segment disclosures
Interest revenue	7	—	7	160	—	160
Interest expense	370	51	421	95	—	95
Depreciation and amortization	678	1,525	2,203	628	—	628
Profit / (loss) from intersegment sales	—	21	21	—	—	—
Income tax recovery / (expense)	—	(171)	(171)	(3,077)	—	(3,077)
Segment assets	17,171	30,721	47,892	13,564	—	13,564

12 months ended December 31,	2023
USD’000	Semiconductors	ASIC	Total
Revenue from external customers	30,058	—	30,058
Intersegment revenue	—	—	—
	30,058	—	30,058

Reconciliation of revenue
Other revenue[2]			—
Elimination of intersegment revenue			860
Total consolidated revenue			30,918

Less:[1]
Cost of revenue	16,009	—	16,009
Segment gross profit	14,049	—	14,049

Less:[1]
Total operating expenses	12,300	—	12,300
Other segment items	(1,706)	—	(1,706)
Segment profit / (loss) before income taxes	3,455	—	3,455

Reconciliation of profit or loss (segment profit / (loss))
Other profit or loss[2]			(18,674)
Elimination of intersegment profits			—
Loss before income tax expense			(15,219)

Other segment disclosures
Interest revenue	88	—	88
Interest expense	109	—	109
Depreciation and amortization	571	—	571
Profit / (loss) from intersegment sales	—	—	—
Income tax recovery / (expense)	(218)	—	(218)
Segment assets	23,736	—	23,736

(1) The significant expense categories and amounts align with the segment-level information that is regularly provided to the chief operating decision maker. Intersegment expenses are included within the amounts shown.

(2) Other revenue and Other profit or loss are attributable to subsidiaries that do not meet the definition of an operating segment and the activities of which include sales, support and distribution of our products, R&D, financing and anon-operating investment company.

Schedule of other segment items for each reportable segment are made up of non-operating expenses

	As at December 31,
USD’000	2025	2024
Asset reconciliation
Total assets from reportable segments	47,892	13,564
Other assets[1]	534,943	127,624
Elimination of intersegment receivables	(29,736)	(7,168)
Elimination of intersegment investment and goodwill	(38,512)	(19,332)
Consolidated total assets	514,587	114,688

(1) Other assets are attributable to subsidiaries that do not meet the definition of an operating segment and the activities of which include sales, support and distribution of our products, R&D, financing and non-operating investment company. Most of Other assets refers to SEALSQ Corp, as the company is currently excluded from the reportable segments. Most of Other assets consists of cash.

Schedule of geographic information for net sales based on the billing address of the customer, and for property, plant and equipment

Net sales by region	12 months ended December 31,
USD’000	2025	2024	2023
Switzerland	1,057	571	1,752
Rest of EMEA*	4,266	1,964	8,943
North America	10,619	7,642	16,646
Asia Pacific	3,227	1,642	3,466
Latin America	120	56	111
Total net sales	19,289	11,875	30,918

*EMEA means Europe, Middle East and Africa

Property, plant and equipment, net of depreciation, by region	As at December 31,	As at December 31,
USD’000	2025	2024
Switzerland	49	74
Rest of EMEA	3,755	3,201
Total Property, plant and equipment, net of depreciation	3,804	3,275